Goodwill, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 1,682	$ 0